Note 23 - Income Taxes - Future Income Tax Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
	$ 124,155,932	$ 113,386,794	$ 69,546,069
Unrecognized deferred tax assets	(124,155,932)	(113,386,794)	(69,546,069)
Future income tax assets recognized
Resource assets [member]
Statement Line Items [Line Items]
Temporary differences	1,024,271	1,024,271	1,024,271
Gross unamortized share issue costs [member]
Statement Line Items [Line Items]
Temporary differences	705,351	1,050,599	328,119
Canadian non-capital losses [member]
Statement Line Items [Line Items]
Non-capital losses	11,100,672	10,137,652	9,451,357
US non-capital losses [member]
Statement Line Items [Line Items]
Non-capital losses	67,654,438	63,725,982	58,742,322
Singapore non-capital losses [member]
Statement Line Items [Line Items]
Non-capital losses	$ 43,671,200	$ 37,448,290